Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended	17 Months Ended	24 Months Ended	29 Months Ended	36 Months Ended	41 Months Ended	48 Months Ended	53 Months Ended	60 Months Ended	65 Months Ended	72 Months Ended	77 Months Ended	84 Months Ended	89 Months Ended	96 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended
	Apr. 27, 2016 [1]	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
Class A Shares
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 11,036		$ 12,762		$ 14,787		$ 14,134		$ 14,613		$ 19,893		$ 17,301		$ 21,134		$ 24,852		$ 27,016
Class C Shares
Account Value [Line Items]
Accumulated Value		10,000		11,036		12,762		14,787		14,134		14,613		19,893		17,301		21,134		24,852		27,016
Advisor Class Shares
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,256		$ 11,880		$ 13,800		$ 13,222		$ 13,714		$ 18,714		$ 16,340		$ 20,012		$ 23,596		$ 25,709
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,000	10,449	11,543	12,393	13,691	14,613	16,143	15,234	16,830	17,542	19,380	22,806	25,194	19,277	21,296	23,445	25,900	31,968	35,315	37,593	41,529
Russell 1000® Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 10,503	$ 11,620	$ 12,091	$ 13,377	$ 13,234	$ 14,641	$ 13,763	$ 15,227	$ 13,071	$ 14,461	$ 17,647	$ 19,524	$ 15,642	$ 17,306	$ 17,901	$ 19,805	$ 22,870	$ 25,302	$ 25,029	$ 27,691

[1]	Inception